Note 10 - Capital Stock and Reserves (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
Expiry Date	Exercise Price	Balance March 31, 2025	Granted	Exercised	Forfeited / Expired	Balance March 31, 2026	Exercisable

September 2, 2025	$11.61*	20,000	-	-	(20,000)	-	-
November 20, 2025	$3.34*	6,000	-	-	(6,000)	-	-
December 2, 2025	$8.20*	25,000	-	-	(25,000)	-	-
December 13, 2025	$8.65*	21,000	-	-	(21,000)	-	-
March 26, 2026	$3.01*	20,000	-	(20,000)	-	-	-
August 25, 2026	$5.15*	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.01*	25,000	-	-	(17,500)	7,500	7,500
November 1, 2026	$6.83*	10,000	-	-	-	10,000	10,000
December 1, 2026	$4.98*	20,000	-	-	-	20,000	20,000
November 15, 2027	$2.51*	55,000	-	(40,000)	(15,000)	-	-
March 27, 2028	$1.20	83,333	-	-	(83,333)	-	-
September 6, 2028	$6.01*	60,000	-	-	-	60,000	60,000
April 1, 2029	$2.51*	71,605	-	(38,768)	-	32,837	11,590
November 15, 2029	$2.51*	36,815	-	(20,000)	(10,000)	6,815	6,815
February 12, 2030	$1.42	36,000	-	(10,319)	(25,681)	-	-
February 12, 2030	$1.38	9,200	-	-	-	9,200	9,200

Total		516,453	-	(129,087)	(223,514)	163,852	142,605

Weighted average exercise price		$3.96	$-	$2.50	$4.21	$4.74	$5.07

Weighted average remaining life (years)		2.81				2.05
Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025	Exercisable

March 8, 2025	$14.12*	4,000	-	-	(4,000)	-	-
September 2, 2025	$11.61*	20,000	-	-	-	20,000	20,000
September 6, 2025	$12.52*	8,000	-	-	(8,000)	-	-
November 20, 2025	$3.64*	6,000	-	-	-	6,000	6,000
December 2, 2025	$8.20*	62,000	-	-	(37,000)	25,000	25,000
December 13, 2025	$8.65*	21,000	-	-	-	21,000	21,000
March 26, 2026	$3.01*	20,000	-	-	-	20,000	20,000
August 25, 2026	$5.15*	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.01*	40,000	-	-	(15,000)	25,000	25,000
November 1, 2026	$6.84*	10,000	-	-	-	10,000	10,000
December 4, 2026	$4.98*	20,000	-	-	-	20,000	20,000
November 15, 2027	$2.51*	-	55,000	-	-	55,000	55,000
March 27, 2028	$1.20	-	83,333	-	-	83,333	83,333
September 6, 2028	$6.01*	85,000	-	-	(25,000)	60,000	60,000
February 15, 2029	$3.98	20,000	-	-	(20,000)	-	-
July 23, 2029	$3.81*	-	36,000	-	(36,000)	-	-
April 1, 2029	2.51*	-	83,194	-	(11,589)	71,605	51,323
November 15, 2029	2.51*	-	36,815	-	-	36,815	36,815
February 12, 2030	1.42	-	36,000	-	-	36,000	36,000
February 12, 2030	1.38	-	9,200	-	-	9,200	9,200

Total		333,500	339,572	-	(156,589)	516,453	496,171

Weighted average exercise price		$7.38	$2.32	$-	$5.86	$3.96	$4.02

Weighted average remaining life (years)		2.61				2.81
Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the year ended March 31, 2024

Fair value per option	$-	$1.48	$5.42
Exercise price	$-	$2.13	$5.49
Expected life (years)	-	3.92	3.50
Interest rate	-	2.92%	4.17%
Annualized volatility (based on historical volatility)	-	101%	108%
Dividend yield	-	0.00%	0.00%

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Grant Date	Balance March 31, 2025	Granted	Settled	Forfeited / Expired	Balance March 31, 2026	Vested (Unsettled)

November 15, 2024	136,913	-	(51,193)	-	85,720	85,720
February 12, 2025	7,088	-	-	-	7,088	7,088
July 2, 2025	-	413,100	-	-	413,100*	-
October 27, 2025	-	15,618	-	-	15,618	-

	144,001	428,718	(51,193)	-	521,526	92,808
Grant Date	Balance March 31, 2024	Granted	Settled	Forfeited / Expired	Balance March 31, 2025	Vested (Unsettled)

November 15, 2024	-	222,491	(82,570)	(3,008)	136,913	87,179
February 12, 2025	-	7,088	-	-	7,088	-

	-	229,579	(82,570)	(3,008)	144,001	87,179

Disclosure of detailed information about warrant transactions [text block]
Expiry Date	Exercise Price		Balance March 31, 2025	Granted	Exercised	Forfeited / Expired	Balance March 31, 2026

March 13, 2026		$4.00*	341,592	-	(334,239)*	(7,353)	-
April 29, 2026		$4.00*	247,471	-	(247,471)*	-	-
May 6, 2026		$2.20	-	48,784	(48,784)	-	-
May 20, 2026		$2.20	-	170,000	(150,000)	-	20,000
May 21, 2026		$2.20	-	40,883	(40,883)	-	-
May 23, 2026		$2.20	-	19,971	(19,236)	-	735
May 26, 2026		$2.20	-	2,945	(2,945)	-	-
May 27, 2026		$2.20	-	150,000	(150,000)	-	-
June 4, 2026		$2.20	-	47,911	(40,000)	-	7,911
November 14, 2026		$4.00	3,045,500	-	(828,700)	-	2,216,800
March 31, 2028		$4.40	-	845,100	-	-	845,100
August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000

Total			4,434,563	1,325,594	(1,862,258)	(7,353)	3,890,546

Weighted average exercise price			$4.92	$3.60	$2.98	$4.00	$5.04

Weighted average remaining life (years)			2.04				1.29
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592
April 29, 2026		$4.00	-	247,471	-	-	247,471
November 14, 2026		$4.00	-	3,045,500	-	-	3,045,500

Total			1,141,592	3,292,971	-	-	4,434,563

Weighted average exercise price			$5.58	$4.00	$-	$-	$4.92

Weighted average remaining life (years)			3.67				2.04
Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67
Expiry Date	Exercise Price		Balance March 31, 2025	Granted	Exercised		Expired	Balance March 31, 2026

March 13, 2026		$3.40	3,274	-	-		(3,274)	-
April 29, 2026		$3.40	51	-	-		-	51*
November 14, 2026		$3.00	162,730	-	(162,730	)a	-
March 31, 2028		$3.40	-	98,892	-		-	98,892
August 21, 2028	$	USD 6.25	40,000	-	-		-	40,000

Total			206,055	98,892	(162,730)		(3,274)	138,943

Weighted average exercise price			$4.19	$3.40	$3.00		$3.40	$8.59

Weighted average remaining life (years)			1.96					2.11
Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Expired		Balance March 31, 2025

July 19, 2024		$10.00	5,765	-	-	(5,765	)*	-
March 13, 2026		$3.40	3,274	-	-	-		3,274
April 29, 2026		$3.40	-	51	-	-		51
November 14, 2026		$3.00	-	162,730	-	-		162,730
August 21, 2028	$	USD 6.25	40,000	-	-	-		40,000

Total			49,039	162,781	-	(5,765)		206,055

Weighted average exercise price			$6.50	$3.00	$-	$10.00		$4.19

Weighted average remaining life (years)			2.94					1.96
Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
March 13, 2026		$3.40	-		3,274	-	-	3,274
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000

Total			5,765		43,274	-	-	49,039

				$	USD 6.25
Weighted average exercise price			$10.00	$	CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)			1.13					2.94

Disclosure of derivative financial instruments [text block]
	As at March 31, 2026	As at March 31, 2025	As at August 24, 2024

Number of warrants outstanding	800,000	800,000	800,000
Fair Value of each warrant at valuation date	$0.97 USD	$0.14 USD	$0.61 USD
Exchange rate	1.39122	1.43125	1.35397
Fair value of warrants outstanding (derivative liability)	$1,052,094	$152,765	$656,946
Change in fair value of derivatives	$899,329	$498,534*	$166,651

Disclosure of outstanding warrants [text block]
Issue Date	Number of warrants	Exercise price	Expiry Date

August 24, 2023	800,000(a)	$6.25USD	August 24, 2028
May 20, 2025	20,000	$2.20	May 20, 2026
May 23, 2025	735	$2.20	May 23, 2026
June 4, 2025	7,911	$2.20	June 4, 2026
November 14, 2024	2,216,800(b)	$4.00	November 14, 2026
March 31, 2026	845,100	$4.40	March 31, 2028
	3,890,546
Issue Date	Number of warrants	Exercise price	Expiry Date

April 29, 2024	51*	$3.40	April 29, 2026
March 31, 2026	98,892	$3.40	March 31, 2028
August 21, 2023	40,000	$6.25USD	August 21, 2028
	138,943

Unit warrants [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of warrants granted during period [text block]
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the year ended March 31, 2024

Fair value per warrant	$-	$1.94	$3.77
Exercise price	$-	$4.00	$4.00
Expected life (years)	-	2.00	2.00
Interest rate	-	4.30%	3.50%
Annualized volatility (based on historical volatility)	-	100%	111%
Dividend yield	-	0.00%	0.00%
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the year ended March 31, 2024

Fair value per agent warrants	$1.17	$1.24	$7.95
Exercise price	$3.40	$3.00	$8.09
Expected life (years)	2.00	2.00	4.78
Interest rate	2.82%	3.18%	4.09%
Annualized volatility	104.42%	85.95%	113%
Dividend yield	0.00%	0.00%	0.00%